SCHEDULE OF SERIES B PREFERRED STOCK FOR MEZZANINE EQUITY (Details) - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Subsequent Events [Abstract]
Balance beginning of period – March 31
Issuance of preferred shares, net of issuance costs	1,900,000			$ 100,000
Recognition of derivative liabilities (Note 8)	(642,417)
Conversion into common shares	(228,727)
Balance end of period – December 31	$ 1,028,856